Provisions - Changes in Provisions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [Line Items]
Beginning balance	₩ 181,481	₩ 259,480
Additions (reversals)	119,479	99,420
Usage	(134,801)	(177,419)
Ending balance	166,159	181,481
Current	105,251	117,676
Non-current	60,908	63,805
Litigation [member]
Disclosure of other provisions [Line Items]
Beginning balance	1,806	1,680
Additions (reversals)	5,673	126
Ending balance	7,479	1,806
Current	7,479	1,806
Warranties [member]
Disclosure of other provisions [Line Items]
Beginning balance	173,795	249,368
Additions (reversals)	113,689	101,846
Usage	(134,801)	(177,419)
Ending balance	152,683	173,795
Current	91,775	109,990
Non-current	60,908	63,805
Others [member]
Disclosure of other provisions [Line Items]
Beginning balance	5,880	8,432
Additions (reversals)	117	(2,552)
Ending balance	5,997	5,880
Current	₩ 5,997	₩ 5,880